Long-Term Debt Facility (Tables)	9 Months Ended
Sep. 30, 2021
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques	The following table presents the assumptions used to estimate the fair value of the warrants at the issuance date:

Expected volatility	55.0%
Risk-free interest rate	0.1—0.2%
Remaining term	0.6—2.9 Years